Property and Equipment (Tables)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
[custom:PropertyAndEquipment]
	June 30, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	45,322	42,538
Personal computers	10,559	2,379
	85,479	74,515
Less: accumulated depreciation	48,963	38,834
Total	$36,516	$35,681

	December 31, 2017	June 30, 2017	June 30, 2016
Vehicles	$29,598	$29,598	$112,817
Furniture and equipment	42,538	41,042	343
Personal computers	2,379	3,315	1,170
	74,515	73,955	114,330
Less: accumulated depreciation	38,834	25,822	22,122
Total	$35,681	$48,133	$92,208